Postemployment Benefits - Weighted Average Assumptions Used for Benefit Obligations (Details)	Dec. 31, 2012	Dec. 31, 2011
Postemployment Benefits [Abstract]
Discount rate	0.00%	8.00%
Rate of compensation increase	0.00%	4.50%